Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (1,046,830)	$ (1,529,905)	$ (3,387,295)	$ (4,475,305)	$ (6,240,482)	$ (4,691,377)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	799	799	2,397	1,788	2,587	6,926
Stock-based compensation			397,470	372,196	496,066	898,293
Decrease to fair value of derivative liability	0	0	(1,000,000)	(108,944)
Inventory obsolescence charge			248,073	181,988	181,988	60,385
Gain on forgiveness of loan			0	(178,229)	(178,229)	0
Changes in operating assets and liabilities:
Inventory			(582,572)	(42,215)	(307,760)	(681,731)
Prepaid expenses and other current assets			223,854	(163,135)	(91,668)	147,032
Accounts payable			1,288,130	(64,853)	66,033	(191,505)
Accrued interest			119,671	110,956	151,285	0
Accrued expenses and other liabilities			(96,370)	(80,324)	70,496	86,493
Net cash used in operating activities			(2,786,642)	(4,446,077)	(5,958,628)	(5,044,755)
Cash flows from investing activities:
Purchases of property and equipment			0	(3,275)	(3,275)	(2,455)
Net cash used in investing activities			0	(3,275)	(3,275)	(2,455)
Cash flows from financing activities:
Proceeds received from advances from investors			575,000	0
Proceeds received from series 2 convertible notes			0	1,050,000	1,050,000	550,000
Proceeds from issuance common stock and warrants, net of financing costs			0	6,219,233	6,219,233	2,167,162
Net cash provided by financing activities			575,000	7,269,233	7,269,233	3,826,190
Net increase (decrease) in cash			(2,211,642)	2,819,881
Cash, beginning of period			2,266,639	959,309	959,309
Cash, end of period	$ 54,977	$ 3,779,190	54,977	3,779,190	2,266,639	959,309
Non-cash financing activities:
Issuance of restricted stock for services			$ 29,831	$ 103,750	$ 103,750	$ 93,500